J.P. Morgan Fleming Mutual Fund Group, Inc.

(the “Trust”)

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(the “Fund”)

Supplement dated December 3, 2018

to the Prospectus and Summary

Prospectus dated November 1, 2018, as supplemented

Effective January 1, 2019 (“Effective Date”), the fee rates payable by the Fund to J.P. Morgan Investment Management Inc. (“JPMIM” or the “Administrator”) for administration services will change. To reflect this new administration fee schedule, the following changes will be made to the Fund’s prospectus and summary prospectus:

Changes to Annual Fund Operating Expenses Table and Expense Example. The information in the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus and summary prospectus with respect to the Fund’s Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be replaced by the following on the Effective Date:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE
Other Expenses	0.34	0.33	0.33	0.18	0.08
Service Fees	0.25	0.25	0.25	0.10	NONE
Remainder of Other Expenses[1]	0.09	0.08	0.08	0.08	0.08
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.50	1.24	0.99	0.84	0.74
Fee Waivers and/or Expense Reimbursements[2]	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.49	1.23	0.98	0.83	0.73

1	“Remainder of Other Expenses” are based on estimated amounts for the current fiscal year as a result of the change in the contractual fees charged for administration services.

2

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.50%, 1.25%, 1.00%, 0.85% and 0.73% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

SUP-MCVR-1218

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	152	473	818	1,790
CLASS R3 SHARES ($)	125	392	680	1,499
CLASS R4 SHARES ($)	100	314	546	1,212
CLASS R5 SHARES ($)	85	267	465	1,036
CLASS R6 SHARES ($)	75	236	410	917

Changes to Additional Fee and Expense Information. The information in the section “Additional Fee and Expense Information” in the Fund’s prospectus with respect to the Fund’s Class A, Class C and Class I Shares will be replaced with the following on the Effective Date:

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Mid Cap Value Fund	R2	1.49%	1.50%
	R3	1.23%	1.24%
	R4	0.98%	0.99%
	R5	0.83%	0.84%
	R6	0.73%	0.74%

The Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 1/1/19, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12 month period (year) ended December 31 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

JPMorgan Mid Cap Value Fund

	Class R2 Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2019	$152	5.00%	3.51%	3.51%
December 31, 2020	158	10.25	7.13	3.50
December 31, 2021	164	15.76	10.88	3.50
December 31, 2022	169	21.55	14.76	3.50
December 31, 2023	175	27.63	18.78	3.50
December 31, 2024	181	34.01	22.94	3.50
December 31, 2025	188	40.71	27.24	3.50
December 31, 2026	194	47.75	31.69	3.50
December 31, 2027	201	55.13	36.30	3.50
December 31, 2028	208	62.89	41.07	3.50

	Class R3 Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2019	$125	5.00%	3.77%	3.77%
December 31, 2020	131	10.25	7.67	3.76
December 31, 2021	136	15.76	11.72	3.76
December 31, 2022	141	21.55	15.92	3.76
December 31, 2023	146	27.63	20.28	3.76
December 31, 2024	152	34.01	24.80	3.76
December 31, 2025	158	40.71	29.49	3.76
December 31, 2026	164	47.75	34.36	3.76
December 31, 2027	170	55.13	39.42	3.76
December 31, 2028	176	62.89	44.66	3.76

	Class R4 Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2019	$100	5.00%	4.02%	4.02%
December 31, 2020	105	10.25	8.19	4.01
December 31, 2021	109	15.76	12.53	4.01
December 31, 2022	114	21.55	17.04	4.01
December 31, 2023	118	27.63	21.74	4.01
December 31, 2024	123	34.01	26.62	4.01
December 31, 2025	128	40.71	31.69	4.01
December 31, 2026	133	47.75	36.98	4.01
December 31, 2027	138	55.13	42.47	4.01
December 31, 2028	144	62.89	48.18	4.01

	Class R5 Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2019	$85	5.00%	4.17%	4.17%
December 31, 2020	89	10.25	8.50	4.16
December 31, 2021	93	15.76	13.02	4.16
December 31, 2022	97	21.55	17.72	4.16
December 31, 2023	101	27.63	22.62	4.16
December 31, 2024	105	34.01	27.72	4.16
December 31, 2025	110	40.71	33.03	4.16
December 31, 2026	114	47.75	38.56	4.16
December 31, 2027	119	55.13	44.33	4.16
December 31, 2028	124	62.89	50.33	4.16

	Class R6 Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2019	$75	5.00%	4.27%	4.27%
December 31, 2020	79	10.25	8.71	4.26
December 31, 2021	82	15.76	13.34	4.26
December 31, 2022	86	21.55	18.17	4.26
December 31, 2023	89	27.63	23.21	4.26
December 31, 2024	93	34.01	28.45	4.26
December 31, 2025	97	40.71	33.93	4.26
December 31, 2026	101	47.75	39.63	4.26
December 31, 2027	106	55.13	45.58	4.26
December 31, 2028	110	62.89	51.78	4.26

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE